Stock Deposits (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Notes to Financial Statements
Proceeds from stock deposits	$ 147,050	$ 147,050
Stokc issued in exchange for deposits	1,469,000	1,469,000